Investments in associates - Main Associates (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Investments in associates		$ 5,336	$ 9,929	$ 10,886
Aeropuertos Ecologicos de Galapagos S.A.
Disclosure of associates [line items]
Main activity	[1]	Airport Operation	Airport Operation
Country of incorporation	[1]	Ecuador	Ecuador
Percentage of ownership	[1]	99.90%	99.90%
Investments in associates	[1]	$ 1,000	$ 1,000
Sociedad Aeroportuaria Kuntur Wasi S.A.
Disclosure of associates [line items]
Main activity	[2]	Airport Operation	Airport Operation
Country of incorporation	[2]	Peru	Peru
Percentage of ownership	[2]	47.68%	47.68%
Investments in associates	[2]	$ 0	$ 0
Aeropuertos Andinos del Peru S.A.
Disclosure of associates [line items]
Main activity		Airport Operation	Airport Operation
Country of incorporation		Peru	Peru
Percentage of ownership		50.00%	50.00%
Investments in associates		$ 3,081	$ 8,046
Others
Disclosure of associates [line items]
Country of incorporation		0	0
Percentage of ownership		0.00%	0.00%
Investments in associates		$ 1,255	$ 883

[1]	Under the terms of the Galapagos Concession Agreement, the net income generated by the Company must be transferred entirely to the Dirección General de Aviación Civil (“DGAC”), however, the Group maintains the operational management of such company and therefore has significant influence.
[2]	On July 13, 2017, the Government of Peru notified the unilateral decision to rescind the concession agreement for the Nuevo Aeropuerto International de Chinchero. Refer to Note 26.a Peruvian proceedings.